Convertible Note (Details) - USD ($)		3 Months Ended
	Mar. 30, 2023	Mar. 31, 2023	Dec. 31, 2020
Convertible Note
Principal amount			$ 1,693,800
Number of shares issued		47,594,950
Proceeds from convertible note, net of transaction costs		$ 71,500,000
Class A common stock
Convertible Note
Number of shares issued		1,755,063
Convertible Note | Class A common stock
Convertible Note
Number of shares issued		744,588
Note Purchase Agreement
Convertible Note
Principal amount	$ 80,000,000.0
Note Purchase Agreement | Class A common stock
Convertible Note
Number of shares issued	744,588
Note Purchase Agreement | Convertible Note
Convertible Note
Principal amount	$ 80,000,000.0	$ 80,000,000.0
Original issue discount	6.25%
Proceeds from convertible note, net of transaction costs	$ 75,000,000.0
Interest rate		15.00%
Accrued and unpaid interest rate over which the entity elected to pay PIK interest		10.00%
Effective interest rate		19.75%
Note Purchase Agreement | Convertible Note | Class A common stock
Convertible Note
Number of shares issued	744,588